Commitments and Contingencies - Additional Information (Details) £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 GBP (£)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 AUD ($)	Sep. 30, 2024 CHF (SFr)	Sep. 30, 2024 SGD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 SGD ($)
Restricted Cash And Collateral [Line Items]
Total as percent of investable assets	46.00%	50.20%	59.40%
Investable assets held by the Company	$ 7,700.0	$ 7,500.0	$ 7,100.0
Investable assets held by insurance regulators	$ 476.4	$ 517.4	489.5
Minimum capital required | £				£ 0.4					£ 0.5					£ 0.4
Percentage of reinsurance liabilities	100.00%	100.00%		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities	$ 689.3	$ 823.5	1,166.4
Assets held-in-trust	1,016.5	1,016.9	1,389.5
Regulatory deposits	6.9	6.8	6.7
Deposit with states	6.5	6.4	6.5
Us Multi Beneficiary Trust Fund
Restricted Cash And Collateral [Line Items]
Minimum trust fund	20.0	20.0
Assets held-in-trust	329.3	394.7	509.2
Us Surplus Lines Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust	141.2	126.6	215.1
Canadian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust	184.8	168.4			$ 249.6					$ 228.4					$ 185.8
Australian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust	62.4	86.9				$ 90.0					$ 131.0					$ 183.9
Swiss Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust	8.9	11.4					SFr 7.5					SFr 9.9					SFr 9.4
Singapore Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust	$ 156.5	$ 144.0						$ 200.6					$ 192.1					$ 174.7
Bermuda
Restricted Cash And Collateral [Line Items]
Percentage of reinsurance liabilities	100.00%	100.00%		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities	$ 246.2	$ 320.6	$ 380.3